RELATED PARTY TRANSACTIONS (Details) shares in Millions	1 Months Ended						2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) vessel	Nov. 30, 2015 USD ($)	May. 31, 2015	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Feb. 28, 2015	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) vessel Rate	Jun. 30, 2015 USD ($) Rate	Nov. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) vessel Rate	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 01, 2015 USD ($) shares	Jan. 01, 2014
Related Party Transaction [Line Items]
Newbuilding Supervision Fees								$ 1,100,000	$ 1,500,000
Technical Management Fees								$ 200,000	200,000
Number of vessels under commercial management | vessel	9									9			9
Proceeds From Sale Of Vessels and Equipment													$ 456,366,000	$ 0	$ 0
Number of vessels under capital leases | vessel	15									15			15
Remaining periods on these leases, minimum (in years)													1 month
Remaining periods on these leases, maximum (in years)													11 years
Management fee income																$ 6,500
Profit share expense percentage | Rate													25.00%
Frontline 2012 Ltd [Member]
Related Party Transaction [Line Items]
Management fee expenses														3,200,000	2,500,000
Newbuilding Supervision Fees												$ 4,100,000		5,400,000	4,100,000
Technical Management Fees												1,800,000		$ 1,500,000	700,000
Highlander Tankers Limited [Member]
Related Party Transaction [Line Items]
number of vessels managed by Highlander Tankers														6
number of vessels who Highlander ceased to act as post fixture manager					3		3
Post fixture fees													$ 0	$ 300,000
number of charter-out contracts assumed				3
Number of vessels under commercial management				4
Consideration to assume charter-out contracts and commercially managed vessels				$ 1,800,000
Avance Gas [Member]
Related Party Transaction [Line Items]
Number of vessels delivered and sold						8
Gain (Loss) On Sale Of Assets													$ 78,200,000
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of vessels from Frontline 2012 involved in pooling arrangement																	2
Number of vessels under capital leases | vessel	14									14			14
Remaining periods on these leases, minimum (in years)													4 years
Remaining periods on these leases, maximum (in years)													11 years
Management fee income											$ 6,500					$ 9,000
Number of shares issued | shares																55.0
Profit share expense percentage | Rate										50.00%	25.00%		50.00%
Cash buffer per vessel													$ 2,000,000
Contingent rental expense (income)													20,600,000	0
Repayments of Medium-term Notes	$ 113,200,000
Repayment of related party loan note, principal amount	112,700,000
Repayment of related party loan note, accrued interest	500,000
Lease termination receipt		$ 3,300,000											3,266,000	0	$ 0
Number of Ship Finance vessels involved in pooling arrangement																	2
Pool earnings allocated on a net basis													1,400,000	300,000
Number of Frontline 2012 vessels involved in de-rating project															4
Number of Ship Finance vessels involved in de-rating project															2
amount due/from related party for vessels within pooling arrangement	$ 1,700,000				$ 700,000				$ 700,000	$ 1,700,000			$ 1,700,000	$ 700,000
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Newbuilding purchase price		$ 55,700,000
Reverse acquisition [Member] | Frontline 2012 Ltd [Member]
Related Party Transaction [Line Items]
Management fee expenses												$ 3,600,000
Fuel Efficient VLGC [Member] | Avance Gas [Member]
Related Party Transaction [Line Items]
Proceeds From Sale Of Vessels and Equipment						$ 139,200,000
VLCC Vessels [Member]
Related Party Transaction [Line Items]
Number of leases vessels with amended terms													12
Daily hire payable																$ 20,000
VLCC Vessels [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of leases vessels with amended terms			12
Daily hire payable																20,000
Suezmax Vessels [Member]
Related Party Transaction [Line Items]
Number of leases vessels with amended terms													5
Daily hire payable																15,000
Suezmax Vessels [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of leases vessels with amended terms			5
Daily hire payable																$ 15,000
Suezmax Vessels [Member] | Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Number of newbuilding contracts purchased		2										2
Due to Related Parties		$ 1,900,000										$ 1,900,000